Distribution Date:	05/15/26	Wells Fargo Commercial Mortgage Trust 2015-LC20
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Wells Fargo Commercial Mortgage Trust
Series 2015-LC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989EAA5	1.471000%	30,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989EAB3	2.678000%	83,309,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989EAC1	3.086000%	43,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989EAD9	2.925000%	155,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989EAE7	3.184000%	215,903,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989EAF4	2.978000%	53,206,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989EAG2	3.467000%	27,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	26.63%
B	94989EAK3	3.719000%	50,815,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.50%
C	94989EAL1	4.056000%	51,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	14.25%
D	94989EAY3	4.664511%	44,593,000.00	40,661,554.31	0.00	126,236.85	0.00	0.00	126,236.85	40,661,554.31	57.67%	8.88%
E	94989EBA4	2.630000%	27,999,000.00	27,999,000.00	0.00	0.00	0.00	0.00	0.00	27,999,000.00	28.53%	5.50%
F	94989EBC0	2.630000%	14,519,000.00	14,519,000.00	0.00	0.00	0.00	0.00	0.00	14,519,000.00	13.42%	3.75%
G	94989EBE6	2.630000%	31,111,316.00	12,920,543.90	0.00	0.00	0.00	32,720.88	0.00	12,887,823.02	0.00%	0.00%
V	94989EBG1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989EBJ5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,624,318.00	96,100,098.21	0.00	126,236.85	0.00	32,720.88	126,236.85	96,067,377.33

X-A	94989EAH0	4.664511%	608,736,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989EAJ6	4.664511%	102,666,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	94989EAN7	2.034511%	27,999,000.00	27,999,000.00	0.00	47,470.23	0.00	0.00	47,470.23	27,999,000.00
X-F	94989EAQ0	2.034511%	14,519,000.00	14,519,000.00	0.00	24,615.89	0.00	0.00	24,615.89	14,519,000.00
X-G	94989EAS6	2.034511%	31,111,316.00	12,920,543.90	0.00	21,905.83	0.00	0.00	21,905.83	12,887,823.02
Notional SubTotal			785,031,316.00	55,438,543.90	0.00	93,991.95	0.00	0.00	93,991.95	55,405,823.02

Deal Distribution Total					0.00	220,228.80	0.00	32,720.88	220,228.80

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989EAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989EAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989EAD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989EAE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989EAF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989EAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989EAK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989EAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	94989EAY3	911.83715628	0.00000000	2.83086695	0.71352858	0.71352858	0.00000000	0.00000000	2.83086695	911.83715628
E	94989EBA4	1,000.00000000	0.00000000	0.00000000	2.19166685	37.23548270	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94989EBC0	1,000.00000000	0.00000000	0.00000000	2.19166678	61.36666988	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989EBE6	415.30046174	0.00000000	0.00000000	0.91020033	89.03532689	0.00000000	1.05173564	0.00000000	414.24872609
V	94989EBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989EBJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989EAH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989EAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	94989EAN7	1,000.00000000	0.00000000	1.69542591	0.00000000	0.00000000	0.00000000	0.00000000	1.69542591	1,000.00000000
X-F	94989EAQ0	1,000.00000000	0.00000000	1.69542599	0.00000000	0.00000000	0.00000000	0.00000000	1.69542599	1,000.00000000
X-G	94989EAS6	415.30046174	0.00000000	0.70411133	0.00000000	0.00000000	0.00000000	0.00000000	0.70411133	414.24872609

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	04/01/26 - 04/30/26	30	0.00	47,470.23	0.00	47,470.23	0.00	0.00	0.00	47,470.23	0.00
X-F	04/01/26 - 04/30/26	30	0.00	24,615.89	0.00	24,615.89	0.00	0.00	0.00	24,615.89	0.00
X-G	04/01/26 - 04/30/26	30	0.00	21,905.83	0.00	21,905.83	0.00	0.00	0.00	21,905.83	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	04/01/26 - 04/30/26	30	0.00	158,055.23	0.00	158,055.23	31,818.38	0.00	0.00	126,236.85	31,818.38
E	04/01/26 - 04/30/26	30	981,191.80	61,364.48	0.00	61,364.48	61,364.48	0.00	0.00	0.00	1,042,556.28
F	04/01/26 - 04/30/26	30	859,161.87	31,820.81	0.00	31,820.81	31,820.81	0.00	0.00	0.00	890,982.68
G	04/01/26 - 04/30/26	30	2,741,688.66	28,317.53	0.00	28,317.53	28,317.53	0.00	0.00	0.00	2,770,006.19
Totals			4,582,042.33	373,550.00	0.00	373,550.00	153,321.20	0.00	0.00	220,228.80	4,735,363.53

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				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989EAG2	N/A	27,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989EAK3	N/A	50,815,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989EAL1	N/A	51,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			130,665,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	94989EAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989EAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	220,228.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	376,247.17	Master Servicing Fee	939.30
Interest Reductions due to Nonrecoverability Determination	(151,970.02)	Certificate Administrator Fee	222.45
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	40.04
ARD Interest	0.00	Trust Advisor Fee	140.15
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	224,277.15	Total Fees	1,551.93

Principal		Expenses/Reimbursements
Scheduled Principal	32,720.88	Reimbursement for Interest on Advances	11,730.72
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,486.58
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	32,720.88	Total Expenses/Reimbursements	35,217.30

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	220,228.80
Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	220,228.80
Total Funds Collected	256,998.03	Total Funds Distributed	256,998.03

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	96,100,098.21	96,100,098.21	Beginning Certificate Balance	96,100,098.21
(-) Scheduled Principal Collections	32,720.88	32,720.88	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	32,720.88
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	32,720.88
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	96,067,377.33	96,067,377.33	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	97,468,470.87	97,468,470.87	Ending Certificate Balance	96,067,377.33
Ending Actual Collateral Balance	97,320,405.73	97,320,405.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	7,039,305.18	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,768,880.10	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	4	74,671,459.41	77.73%	(54)	4.7332	0.134173
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	10,776,633.24	11.22%	(50)	4.3000	1.440000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,731,533.86	5.97%	(14)	4.2870	0.966500	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	1	6,604,336.03	6.87%	(14)	4.7210	1.083100	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	10,619,284.68	11.05%	(14)	4.8570	2.063200
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	21,395,917.92	22.27%	(32)	4.5765	1.749308	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	28,966,035.06	30.15%	(50)	4.6960	(0.096800)	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	33,369,554.46	34.74%	(73)	4.8444	0.003900	Totals	6	96,067,377.33	100.00%	(49)	4.6983	0.493893
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	96,067,377.33	100.00%	(49)	4.6983	0.493893
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	6,604,336.03	6.87%	(14)	4.7210	1.083100
							Lodging	3	35,570,371.09	37.03%	(43)	4.7006	0.122272
Delaware	2	28,966,035.06	30.15%	(50)	4.6960	(0.096800)
							Office	3	49,720,373.00	51.76%	(54)	4.7829	0.554690
Indiana	1	5,731,533.86	5.97%	(14)	4.2870	0.966500
							Retail	1	10,776,633.24	11.22%	(50)	4.3000	1.440000
New York	1	10,776,633.24	11.22%	(50)	4.3000	1.440000
							Totals	7	96,067,377.33	100.00%	(49)	4.6983	0.493893
Virginia	1	33,369,554.46	34.74%	(73)	4.8444	0.003900

Wisconsin	1	10,619,284.68	11.05%	(14)	4.8570	2.063200

Totals	7	96,067,377.33	100.00%	(49)	4.6983	0.493893

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	16,508,167.10	17.18%	(38)	4.2955	1.275604	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	35,570,371.09	37.03%	(43)	4.7006	0.122272	49 months or greater	6	96,067,377.33	100.00%	(49)	4.6983	0.493893
	4.751% to 5.000%	2	43,988,839.14	45.79%	(59)	4.8475	0.501033	Totals	6	96,067,377.33	100.00%	(49)	4.6983	0.493893
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	96,067,377.33	100.00%	(49)	4.6983	0.493893
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	96,067,377.33	100.00%	(49)	4.6983	0.493893	Interest Only	1	10,619,284.68	11.05%	(14)	4.8570	2.063200
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	5	85,448,092.65	88.95%	(54)	4.6785	0.298863
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	96,067,377.33	100.00%	(49)	4.6983	0.493893	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	96,067,377.33	100.00%	(49)	4.6983	0.493893
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	10,776,633.24	11.22%	(50)	4.3000	1.440000			No outstanding loans in this group
	12 months or less	2	39,973,890.49	41.61%	(63)	4.8240	0.182201
	13 months to 24 months	2	34,697,568.92	36.12%	(44)	4.6284	0.078842
	25 months or greater	1	10,619,284.68	11.05%	(14)	4.8570	2.063200
	Totals	6	96,067,377.33	100.00%	(49)	4.6983	0.493893
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	301741051	OF	Fairfax	VA	Actual/360	4.844%	134,714.11	0.00	0.00	N/A	04/06/20	--	33,369,554.46	33,369,554.46	04/06/26
4	301741057	LO	Newark	DE	Actual/360	4.696%	0.00	0.00	0.00	03/06/22	03/06/25	--	28,966,035.06	28,966,035.06	07/06/24
23	28000634	RT	New York	NY	Actual/360	4.300%	0.00	0.00	0.00	N/A	03/06/22	--	10,776,633.24	10,776,633.24	07/06/20
24	28000618	OF	Menomonee Falls	WI	Actual/360	4.857%	42,981.55	0.00	0.00	03/06/25	03/06/45	--	10,619,284.68	10,619,284.68	04/06/26
37	28000625	LO	Palmdale	CA	Actual/360	4.721%	26,049.19	16,936.21	0.00	N/A	03/06/25	--	6,621,272.24	6,604,336.03	05/06/26
41	28000621	OF	Indianapolis	IN	Actual/360	4.287%	20,532.30	15,784.67	0.00	N/A	03/06/25	--	5,747,318.53	5,731,533.86	05/06/26
Totals							224,277.15	32,720.88	0.00				96,100,098.21	96,067,377.33
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	45,878.00	204,734.00	01/01/25	09/30/25	11/12/25	11,494,558.23	0.00	134,157.95	134,157.95	0.00	0.00
4	60,767.02	(69,181.90)	01/01/25	09/30/25	12/11/25	1,604,853.70	0.00	0.00	0.00	396,873.79	0.00
23	(507,133.09)	(221,770.34)	01/01/25	06/30/25	03/11/26	9,116,270.15	180,436.42	(243.82)	0.01	83,226.99	0.00
24	1,245,601.25	0.00	--	--	--	0.00	0.00	45,041.10	45,041.10	0.00	0.00
37	0.00	128,859.00	01/01/25	09/30/25	12/11/25	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	146,786.00	01/01/25	03/31/25	12/11/25	0.00	0.00	0.00	0.00	0.00	0.00
Totals	845,113.18	189,426.76				22,215,682.08	180,436.42	178,955.23	179,199.06	480,100.78	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	0	0.00	0	0.00	4.698254%	4.414574%	(49)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	690,715.32	1	17,319,437.86	4.698191%	4.442138%	(48)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	2	723,597.63	0	0.00	4.721832%	4.501813%	(42)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	76,137.72	0	0.00	4.719444%	4.499227%	(41)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	60,883.57	0	0.00	4.719482%	4.499378%	(40)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	77,930.75	0	0.00	4.719503%	4.499487%	(39)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	75,244.10	0	0.00	4.719541%	4.499639%	(38)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	77,314.41	0	0.00	4.719578%	4.499788%	(37)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	1	6,640,291.71	1	71,884.27	1	13,062,070.63	4.719614%	4.499986%	(36)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	71,585.43	0	0.00	4.679936%	4.454489%	(32)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	73,700.06	0	0.00	4.679907%	4.454546%	(31)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	10,776,633.24	0	0.00	1	68,989.74	0	0.00	4.679875%	4.454601%	(30)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	301741051	04/06/26	0	5	134,157.95	134,157.95	7,302.85	33,369,554.46	04/15/20	1
4	301741057	07/06/24	21	5	0.00	0.00	708,359.90	29,497,926.24	12/30/22	98
23	28000634	07/06/20	69	5	(243.82)	0.01	248,834.31	11,497,770.46	08/12/19	7			06/21/23
24	28000618	04/06/26	0	B	45,041.10	45,041.10	0.00	10,619,284.68	04/29/26	13
Totals					178,955.23	179,199.06	964,497.06	84,984,535.84
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		85,448,093	12,335,870	62,335,590		10,776,633
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		10,619,285	10,619,285	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	96,067,377	56,324,709	0	0	28,966,035	10,776,633
Apr-26	96,100,098	56,357,430	0	0	28,966,035	10,776,633
Mar-26	114,141,299	74,398,631	0	0	28,966,035	10,776,633
Feb-26	114,898,361	68,738,148	0	0	35,383,580	10,776,633
Jan-26	115,002,942	41,890,719	0	0	62,335,590	10,776,633
Dec-25	115,092,157	62,219,349	0	0	42,096,175	10,776,633
Nov-25	115,199,952	75,457,283	0	0	28,966,035	10,776,633
Oct-25	115,303,302	68,840,873	0	0	35,685,796	10,776,633
Sep-25	115,314,309	75,571,641	0	0	28,966,035	10,776,633
Aug-25	128,512,086	69,177,940	0	0	48,557,513	10,776,633
Jul-25	128,644,817	69,265,387	0	0	48,602,798	10,776,633
Jun-25	128,782,656	69,186,189	0	0	48,819,834	10,776,633
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301741051	33,369,554.46	33,369,554.46	21,700,000.00	10/22/25	4,901.00	0.00390	09/30/25	04/06/20	225
4	301741057	28,966,035.06	29,497,926.24	32,600,000.00	10/30/25	(424,024.98)	(0.09680)	12/31/24	03/06/25	225
23	28000634	10,776,633.24	11,497,770.46	11,500,000.00	02/03/26		1.44000	--	03/06/22	225
24	28000618	10,619,284.68	10,619,284.68	17,400,000.00	01/23/15	1,149,162.25	2.06320	12/31/21	03/06/45	I/O
37	28000625	6,604,336.03	6,604,336.03	9,300,000.00	12/11/25	128,859.00	1.08310	09/30/25	03/06/25	225
41	28000621	5,731,533.86	5,731,533.86	7,600,000.00	09/05/25	105,307.75	0.96650	03/31/25	03/06/25	225
Totals		96,067,377.33	97,320,405.73	100,100,000.00		964,205.02

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	301741051	OF	VA	04/15/20	1

The Loan continues to perform under the Modification which will mature on 10/30/26. The Borrower continues to look for new leasing prospects and expects to begin working on its refinance and/or sale options.

4	301741057	LO	DE	12/30/22	98

The final round of bids for the receiver sale were submitted December 31, 2025. Borrower is working with highest bidder to resolve closing items and franchise compliance. The buyer is looking to close the sale in May 2026, subject to Lender

	consent . Should the sale not close, Lender will proceed to take the property back through foreclosure.

23	28000634	RT	NY	08/12/19	7

Special Servicer, in collaboration with Newmark, has been actively marketing the space for lease since the property transitioned to REO on 6/21/23. The asset is a vacant 15K SF ground floor retail condo, formerly occupied by Keller Williams, featur ing approximately 8K SF of below-grade space currently zoned as office/storage, and a 1,400 SF mezzanine office overlooking the ground floor.Leasing interest has been mixed - the majority of prospective tenants have expressed preference for demised smalle r units, while a smaller subset has shown interest in the full footprint. As of 4/29/26, the Special Servicer is continuing to negotiate the LOI to lease the full space. The resolution and disposition is still anticipated in

	Q4 2027.

24	28000618	OF	WI	04/29/26	13

The loan transferred to Special Servicing on 04/29/2026 due to imminent monetary default. The loan is an ARD loan past its 3/5/2025 ARD (matures on 3/6/2045. Special Servicer is reaching out to the Borrower.

37	28000625	LO	CA	11/12/24	4

Borrower is in the process of completing a PIP at the Property with approximately 93% of PIP work complete to allow for the franchise term to be extended (current expiration of 8/26/26). Loan is performing under the forbearance agreement.

41	28000621	OF	IN	10/18/24	4

A Forbearance Agreement was entered into on 12/31/2024, extending the loan through 03/06/2026. Borrower satisfied the NOI and Occupancy requirements (TTM NOI > $600,000 and occupancy of 68% or greater) to qualify for the forbearance extension optio n, which extended the forbearance term through 3/6/2027. Property was performing at a 1.59x NOI DSCR as of 1/31/26. 2026 Budget has been approved. TI/LC disbursement from the Rollover Account approved on 4/23/26.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	301741051	38,969,554.46	4.84444%	38,969,554.46	4.84444%	1	09/13/21	04/06/20	--
3	301741051	0.00	4.84444%	0.00	4.84444%	1	09/28/23	04/06/20	--
3	301741051	0.00	4.84444%	0.00	4.84444%	1	06/17/25	04/30/23	--
4	301741057	33,244,944.23	4.69600%	33,244,944.23	4.69600%	10	05/05/21	05/05/21	--
30	301741037	9,102,484.69	4.38000%	9,038,510.00	4.38000%	10	10/05/21	10/06/21	--
37	28000625	0.00	4.72100%	0.00	4.72100%	10	09/10/25	03/06/25	--
41	28000621	0.00	4.28700%	0.00	4.28700%	10	12/31/24	12/31/24	--
Totals		81,316,983.38		81,253,008.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	310927136	03/17/25	19,413,515.79	29,200,000.00	19,530,857.53	117,341.74	19,530,857.53	19,413,515.79	0.00	0.00	0.00	0.00	0.00%
13	310926741	09/17/25	13,097,622.40	15,700,000.00	14,322,281.43	924,583.37	14,322,281.43	13,397,698.06	2,443.00	0.00	0.00	2,443.00	0.01%
39	28000608	06/17/24	6,688,269.01	600,000.00	84,431.51	84,431.51	84,431.51	0.00	6,688,269.01	0.00	131,761.78	6,556,507.23	87.42%
40	28000616	03/17/25	5,688,033.55	13,300,000.00	6,552,167.80	280,316.12	6,552,167.80	6,271,851.68	0.00	0.00	0.00	0.00	0.00%
44	28000633	01/18/22	4,748,148.23	4,000,000.00	6,461,540.58	917,512.67	6,461,540.58	5,544,027.91	0.00	0.00	118,902.45	(118,902.45)	1.91%
45	301741038	03/17/25	4,278,003.47	8,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
52	301741024	11/18/24	3,730,943.68	7,400,000.00	3,760,705.50	29,761.80	3,760,705.50	3,730,943.70	0.00	0.00	0.00	0.00	0.00%
60	410926740	04/17/25	2,150,063.31	4,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
62	410927825	04/17/25	2,655,000.00	4,500,000.00	2,710,460.33	46,909.02	2,710,460.33	2,663,551.31	0.00	0.00	0.00	0.00	0.00%
63	410927921	03/17/25	1,856,057.78	4,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			64,305,657.22	92,250,000.00	53,422,444.68	2,400,856.23	53,422,444.68	51,021,588.45	6,690,712.01	0.00	250,664.23	6,440,047.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/15/26	32,720.88	0.00	0.00	0.00	0.00	32,720.88	0.00	0.00	2,143,053.21
		04/17/26	1,605,504.69	0.00	0.00	0.00	0.00	1,605,504.69	0.00	0.00
		06/17/25	24,582.35	0.00	0.00	0.00	0.00	24,582.35	0.00	0.00
		05/16/25	108,335.58	0.00	0.00	0.00	0.00	108,335.58	0.00	0.00
		04/17/25	114,488.03	0.00	0.00	0.00	0.00	114,488.03	0.00	0.00
		06/17/24	257,421.68	0.00	0.00	0.00	0.00	257,421.68	0.00	0.00
9	310927136	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	310926741	09/17/25	0.00	0.00	2,443.00	0.00	0.00	2,443.00	0.00	0.00	2,443.00
39	28000608	11/18/24	0.00	0.00	6,556,507.23	0.00	0.00	(131,761.78)	0.00	0.00	6,813,928.91
		06/17/24	0.00	0.00	6,688,269.01	0.00	0.00	6,688,269.01	0.00	257,421.68
40	28000616	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	28000633	02/16/24	0.00	0.00	(118,902.45)	0.00	0.00	(118,902.45)	0.00	0.00	(118,902.45)
		01/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	301741038	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	301741024	11/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	410926740	04/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	410927825	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	410927921	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			32,720.88	0.00	0.00	0.00	0.00	32,720.88	0.00	0.00	32,720.88
Cumulative Totals			2,143,053.21	0.00	6,440,047.78	0.00	0.00	8,583,100.99	0.00	257,421.68	8,840,522.67

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	6,951.99	0.00	0.00	0.00	0.00	0.00	11,730.72	0.00	0.00	0.00
4	0.00	0.00	6,034.59	0.00	0.00	0.00	0.00	113,353.75	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	38,616.27	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,486.58	0.00	0.00	0.00	0.00	151,970.02	11,730.72	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		187,187.32

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27